IFRS 7 - Disclosure - Liquidity Risk - Summary of Credit Related Commitments (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of commitments [line items]
Cash collateral on securities lent	$ 2,463	$ 1,824
Personal, home equity, and credit card lines [member]
Disclosure of commitments [line items]
Capital commitment	141,500	131,300
Securities lending [member]
Disclosure of commitments [line items]
Cash collateral on securities lent	$ 2,500	$ 1,800